Significant Accounting Policies (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009	Dec. 12, 2011 Officers Restricted shares	Dec. 31, 2012 Vessel item	Dec. 31, 2012 Vessel Minimum	Dec. 31, 2012 Vessel Maximum
Foreign Currency Translation:
Foreign currency exchange gains/(losses)	$ 20,000	$ (100,000)	$ (100,000)
Cash and Cash Equivalents:
Cash and cash equivalents	55,628,000	51,362,000	229,835,000	122,050,000
Short term time deposits	9,800,000	14,600,000
Restricted Cash:
Proportion of quarterly principal installments equal to the monthly deposit amount required for retention	0.3333
Proportion of semi-annual interest installments equal to the monthly deposit amount required for retention	0.1667
Fixed Assets and Depreciation:
Estimated useful life from the year built						30 years
Deferral and amortization period of survey and drydocking costs						2 years 6 months
On board period of crew under the short-term contracts								7 months
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels							1 year	18 years
Impairment loss	$ 129,630,000		$ 71,509,000			$ 129,630,000
Number of vessels on which impairment loss is recorded						13
Aggregate shares of common stock granted to officers of the company					555,000
Vessel Operating Expenses:
Number of containerships chartered under multi-year time charters for which company pays vessel operating expenses	62	57	48
Number of containerships chartered under multi-year time charters for which charterers bear vessel operating expenses	2	2	2
Segment Reporting:
Number of operating	1
Number of reportable segment	1
Equity Compensation Plan:
Maximum number of shares that may be issued as a proportion of outstanding capital stock	6.00%
Period of automatic termination from approval of plan by stockholders	10 years